Asset and Goodwill Impairment Testing - Summary of Key Assumptions Used in Our Asset Impairment Reversal and Goodwill Impairment Analyses (Detail)	12 Months Ended
	Dec. 31, 2022 USD_per_LB	Dec. 31, 2021 USD_per_LB
Steelmaking Coal Group
Disclosure of information for cash-generating units [line items]
Post-tax real discount rates - Steelmaking Coal group of CGUs	10.00%	6.00%
Quebrada Blanca
Disclosure of information for cash-generating units [line items]
Post-tax real discount rates - Steelmaking Coal group of CGUs	6.50%	6.00%
Canada, Dollars
Disclosure of information for cash-generating units [line items]
Long-term foreign exchange rates	1.30	1.28
Steelmaking coal
Disclosure of information for cash-generating units [line items]
Future commodity price used in cash flow projections	185	150
Copper
Disclosure of information for cash-generating units [line items]
Future commodity price used in cash flow projections	3.60	3.30